Cover	Jun. 03, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 03, 2025
Entity File Number	001-33301
Entity Registrant Name	ACCURAY INCORPORATED
Entity Central Index Key	0001138723
Entity Tax Identification Number	20-8370041
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1240 Deming Way
Entity Address, City or Town	Madison
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53717-1954
City Area Code	608
Local Phone Number	824-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ARAY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false